Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2018-C13
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90353KAU3	3.366100%	19,987,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353KAV1	4.207600%	97,922,000.00	64,765,477.88	514,595.28	227,089.35	0.00	0.00	741,684.63	64,250,882.60	32.43%	30.00%
A-SB	90353KAW9	4.241000%	38,766,000.00	38,766,000.00	0.00	137,005.51	0.00	0.00	137,005.51	38,766,000.00	32.43%	30.00%
A-3	90353KAX7	4.069400%	120,000,000.00	120,000,000.00	0.00	406,940.00	0.00	0.00	406,940.00	120,000,000.00	32.43%	30.00%
A-4	90353KAY5	4.334400%	223,741,000.00	223,741,000.00	0.00	808,152.49	0.00	0.00	808,152.49	223,741,000.00	32.43%	30.00%
A-S	90353KBB4	4.585300%	62,552,000.00	62,552,000.00	0.00	239,016.40	0.00	0.00	239,016.40	62,552,000.00	22.97%	21.25%
B	90353KBC2	4.786300%	34,850,000.00	34,850,000.00	0.00	139,002.13	0.00	0.00	139,002.13	34,850,000.00	17.70%	16.38%
C	90353KBD0	4.931979%	31,276,000.00	31,276,000.00	0.00	128,543.82	0.00	0.00	128,543.82	31,276,000.00	12.97%	12.00%
D	90353KAC3	3.000000%	16,442,000.00	16,442,000.00	0.00	41,105.00	0.00	0.00	41,105.00	16,442,000.00	10.49%	9.70%
D-RR	90353KAF6	4.978979%	19,302,000.00	19,302,000.00	0.00	80,086.88	0.00	0.00	80,086.88	19,302,000.00	7.57%	7.00%
E-RR	90353KAH2	4.978979%	8,936,000.00	8,936,000.00	0.00	37,076.80	0.00	0.00	37,076.80	8,936,000.00	6.22%	5.75%
F-RR	90353KAK5	4.978979%	7,149,000.00	7,149,000.00	0.00	29,662.27	0.00	0.00	29,662.27	7,149,000.00	5.14%	4.75%
G-RR	90353KAM1	4.978979%	8,042,000.00	8,042,000.00	0.00	33,367.46	0.00	0.00	33,367.46	8,042,000.00	3.92%	3.63%
NR-RR*	90353KAN9	4.978979%	25,915,367.00	25,915,367.00	0.00	84,670.26	0.00	0.00	84,670.26	25,915,367.00	0.00%	0.00%
Z	90353KAR0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353KAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			714,880,367.00	661,736,844.88	514,595.28	2,391,718.37	0.00	0.00	2,906,313.65	661,222,249.60

Notional Certificates
X-A	90353KAZ2	0.742133%	500,416,000.00	447,272,477.88	0.00	276,612.99	0.00	0.00	276,612.99	446,757,882.60
X-B	90353KBA6	0.254980%	128,678,000.00	128,678,000.00	0.00	27,341.89	0.00	0.00	27,341.89	128,678,000.00
X-D	90353KAA7	1.978979%	16,442,000.00	16,442,000.00	0.00	27,115.31	0.00	0.00	27,115.31	16,442,000.00
Notional SubTotal			645,536,000.00	592,392,477.88	0.00	331,070.19	0.00	0.00	331,070.19	591,877,882.60

Deal Distribution Total					514,595.28	2,722,788.56	0.00	0.00	3,237,383.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353KAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353KAV1	661.39864259	5.25515492	2.31908407	0.00000000	0.00000000	0.00000000	0.00000000	7.57423899	656.14348767
A-SB	90353KAW9	1,000.00000000	0.00000000	3.53416680	0.00000000	0.00000000	0.00000000	0.00000000	3.53416680	1,000.00000000
A-3	90353KAX7	1,000.00000000	0.00000000	3.39116667	0.00000000	0.00000000	0.00000000	0.00000000	3.39116667	1,000.00000000
A-4	90353KAY5	1,000.00000000	0.00000000	3.61199999	0.00000000	0.00000000	0.00000000	0.00000000	3.61199999	1,000.00000000
A-S	90353KBB4	1,000.00000000	0.00000000	3.82108326	0.00000000	0.00000000	0.00000000	0.00000000	3.82108326	1,000.00000000
B	90353KBC2	1,000.00000000	0.00000000	3.98858336	0.00000000	0.00000000	0.00000000	0.00000000	3.98858336	1,000.00000000
C	90353KBD0	1,000.00000000	0.00000000	4.10998273	0.00000000	0.00000000	0.00000000	0.00000000	4.10998273	1,000.00000000
D	90353KAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353KAF6	1,000.00000000	0.00000000	4.14914931	0.00000000	0.00000000	0.00000000	0.00000000	4.14914931	1,000.00000000
E-RR	90353KAH2	1,000.00000000	0.00000000	4.14914951	0.00000000	0.00000000	0.00000000	0.00000000	4.14914951	1,000.00000000
F-RR	90353KAK5	1,000.00000000	0.00000000	4.14914953	0.00000000	0.00000000	0.00000000	0.00000000	4.14914953	1,000.00000000
G-RR	90353KAM1	1,000.00000000	0.00000000	4.14914947	0.00000000	0.00000000	0.00000000	0.00000000	4.14914947	1,000.00000000
NR-RR	90353KAN9	1,000.00000000	0.00000000	3.26718352	0.88196590	10.81621032	0.00000000	0.00000000	3.26718352	1,000.00000000
Z	90353KAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353KAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353KAZ2	893.80131307	0.00000000	0.55276608	0.00000000	0.00000000	0.00000000	0.00000000	0.55276608	892.77297808
X-B	90353KBA6	1,000.00000000	0.00000000	0.21248302	0.00000000	0.00000000	0.00000000	0.00000000	0.21248302	1,000.00000000
X-D	90353KAA7	1,000.00000000	0.00000000	1.64914913	0.00000000	0.00000000	0.00000000	0.00000000	1.64914913	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	227,089.35	0.00	227,089.35	0.00	0.00	0.00	227,089.35	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	137,005.51	0.00	137,005.51	0.00	0.00	0.00	137,005.51	0.00
A-3	09/01/21 - 09/30/21	30	0.00	406,940.00	0.00	406,940.00	0.00	0.00	0.00	406,940.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	808,152.49	0.00	808,152.49	0.00	0.00	0.00	808,152.49	0.00
X-A	09/01/21 - 09/30/21	30	0.00	276,612.99	0.00	276,612.99	0.00	0.00	0.00	276,612.99	0.00
X-B	09/01/21 - 09/30/21	30	0.00	27,341.89	0.00	27,341.89	0.00	0.00	0.00	27,341.89	0.00
X-D	09/01/21 - 09/30/21	30	0.00	27,115.31	0.00	27,115.31	0.00	0.00	0.00	27,115.31	0.00
A-S	09/01/21 - 09/30/21	30	0.00	239,016.40	0.00	239,016.40	0.00	0.00	0.00	239,016.40	0.00
B	09/01/21 - 09/30/21	30	0.00	139,002.13	0.00	139,002.13	0.00	0.00	0.00	139,002.13	0.00
C	09/01/21 - 09/30/21	30	0.00	128,543.82	0.00	128,543.82	0.00	0.00	0.00	128,543.82	0.00
D	09/01/21 - 09/30/21	30	0.00	41,105.00	0.00	41,105.00	0.00	0.00	0.00	41,105.00	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	80,086.88	0.00	80,086.88	0.00	0.00	0.00	80,086.88	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	37,076.80	0.00	37,076.80	0.00	0.00	0.00	37,076.80	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	29,662.27	0.00	29,662.27	0.00	0.00	0.00	29,662.27	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	33,367.46	0.00	33,367.46	0.00	0.00	0.00	33,367.46	0.00
NR-RR	09/01/21 - 09/30/21	30	256,385.81	107,526.73	0.00	107,526.73	22,856.47	0.00	0.00	84,670.26	280,306.06
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			256,385.81	2,745,645.03	0.00	2,745,645.03	22,856.47	0.00	0.00	2,722,788.56	280,306.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,237,383.84
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,756,000.32	Master Servicing Fee	3,379.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,404.18
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	275.72
ARD Interest	0.00	Operating Advisor Fee	1,158.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	137.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,756,000.32	Total Fees	10,355.26

Principal		Expenses/Reimbursements
Scheduled Principal	514,595.28	Reimbursement for Interest on Advances	1,033.22
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	823.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	514,595.28	Total Expenses/Reimbursements	22,856.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,722,788.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	514,595.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,237,383.84
Total Funds Collected	3,270,595.60	Total Funds Distributed	3,270,595.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	661,736,845.27	661,736,845.27	Beginning Certificate Balance	661,736,844.88
(-) Scheduled Principal Collections	514,595.28	514,595.28	(-) Principal Distributions	514,595.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	661,222,249.99	661,222,249.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	661,808,795.38	661,808,795.38	Ending Certificate Balance	661,222,249.60
Ending Actual Collateral Balance	661,428,544.22	661,428,544.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	9	33,821,777.25	5.12%	83	5.3065	1.538076	1.30 or less	14	141,100,731.82	21.34%	74	5.4167	0.525059
5,000,001 to 10,000,000	23	173,344,884.90	26.22%	73	5.1022	1.708131	1.31 to 1.40	3	36,728,064.29	5.55%	84	5.3393	1.346806
10,000,001 to 15,000,000	11	141,448,690.72	21.39%	78	5.2145	1.262570	1.41 to 1.50	6	69,564,363.22	10.52%	83	5.4703	1.458819
15,000,001 to 20,000,000	7	122,562,178.22	18.54%	83	5.1535	1.402983	1.51 to 1.60	3	45,631,028.56	6.90%	81	4.5853	1.586851
20,000,001 to 25,000,000	2	41,124,405.75	6.22%	83	5.1825	1.560506	1.61 to 1.70	4	68,759,807.74	10.40%	83	5.1561	1.634372
25,000,001 to 30,000,000	4	115,170,313.15	17.42%	52	4.3114	2.166177	1.71 to 1.80	4	30,668,483.06	4.64%	83	5.0063	1.751351
30,000,001 to 35,000,000	1	33,750,000.00	5.10%	83	4.7900	2.340000	1.81 to 1.90	3	39,121,063.54	5.92%	82	5.0647	1.836014
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	7,495,402.07	1.13%	83	5.4475	1.980000
Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409	2.01 to 2.25	8	102,911,449.19	15.56%	55	4.4387	2.099280
							2.26 to 2.50	6	65,746,469.03	9.94%	83	4.9423	2.358951
							2.51 or greater	5	53,495,387.47	8.09%	51	4.2158	3.176965
							Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	409,000.00	0.06%	83	4.7598	1.620000	Texas	5	39,201,508.57	5.93%	83	5.0083	1.720931
Alaska	1	6,722,719.69	1.02%	83	5.3045	1.310000	Utah	1	6,283,000.00	0.95%	83	4.8570	2.370000
Arizona	5	35,952,646.35	5.44%	83	5.0739	1.810443	Virginia	1	14,845,477.11	2.25%	84	5.2400	1.350000
California	6	84,983,163.53	12.85%	62	4.4610	2.550277	Wisconsin	1	1,511,000.00	0.23%	83	4.7598	1.620000
Colorado	2	51,448,861.99	7.78%	27	3.9281	1.932744	Totals	66	661,222,249.99	100.00%	74	4.9975	1.650409
Delaware	1	30,000,000.00	4.54%	82	4.2775	1.580000
									Property Type³
Florida	7	41,346,611.76	6.25%	83	5.3926	1.589811
Georgia	1	3,431,274.11	0.52%	84	5.3100	2.420000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	58,920,122.12	8.91%	71	5.5039	0.135546		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,780,084.93	2.39%	83	4.7400	0.910000	Industrial	12	43,563,294.46	6.59%	83	5.0263	1.779268
Iowa	1	2,050,000.00	0.31%	83	4.7598	1.620000	Lodging	17	100,212,753.84	15.16%	71	5.3361	1.102864
Kentucky	1	5,654,306.47	0.86%	84	5.5700	2.050000	Mixed Use	3	29,658,935.02	4.49%	83	5.1926	1.740470
Louisiana	1	2,320,000.00	0.35%	83	4.7598	1.620000	Multi-Family	4	106,878,309.33	16.16%	66	4.9907	1.498037
Maryland	1	19,954,721.63	3.02%	82	5.0100	1.840000	Office	11	150,518,563.50	22.76%	64	4.6341	2.073893
Massachusetts	2	25,115,151.69	3.80%	59	5.3482	1.331886	Other	1	13,490,839.22	2.04%	84	5.9900	1.270000
Mississippi	1	13,469,354.26	2.04%	82	4.9970	2.250000	Retail	16	210,149,554.65	31.78%	83	5.0009	1.641280
Missouri	3	39,389,940.73	5.96%	83	5.2843	1.704433	Self Storage	2	6,750,000.00	1.02%	83	5.0523	2.565926
Nevada	2	25,234,936.18	3.82%	83	4.9895	1.592351	Totals	66	661,222,249.99	100.00%	74	4.9975	1.650409
New Hampshire	1	27,170,313.15	4.11%	83	5.5152	1.640000
New Jersey	8	24,750,000.00	3.74%	84	5.6951	1.632323
New Mexico	1	6,686,703.54	1.01%	82	5.2400	1.260000
Ohio	1	14,685,970.21	2.22%	83	5.3200	1.430000
Pennsylvania	3	52,949,057.94	8.01%	83	5.1464	1.972507
South Carolina	1	4,438,988.16	0.67%	84	5.8100	0.850000
Tennessee	2	6,517,335.90	0.99%	82	5.0000	0.440000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	5	106,000,000.00	16.03%	39	3.9247	2.279623	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	4	48,387,788.46	7.32%	83	4.6321	2.399512	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	6	95,249,084.93	14.41%	83	4.7854	1.905760	25 months to 36 months	12	116,707,415.25	17.65%	74	5.5682	1.440526
	4.9001% to 5.1000%	9	100,844,617.40	15.25%	82	5.0127	1.746514	37 months to 48 months	45	544,514,834.74	82.35%	74	4.8752	1.695393
	5.1001% to 5.3000%	10	70,932,181.36	10.73%	82	5.2192	1.474657	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.3001% to 5.5000%	9	90,523,296.94	13.69%	83	5.3771	1.515963	Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409
	5.5001% to 5.7000%	10	106,273,258.60	16.07%	71	5.5470	0.679964
	5.7001% or greater	4	43,012,022.30	6.50%	84	5.9644	1.436781
	Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	88 months or less	57	661,222,249.99	100.00%	74	4.9975	1.650409	Interest Only	16	214,933,000.00	32.51%	61	4.4733	2.199156
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	7	32,309,376.14	4.89%	84	5.6610	1.496705
	Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409	300 months to 350 months	34	413,979,873.85	62.61%	80	5.2179	1.377502
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	34,936,000.00	5.28%	84	5.3856	1.522679				None
	12 months or less	55	626,286,249.99	94.72%	73	4.9759	1.657534
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	661,222,249.99	100.00%	74	4.9975	1.650409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30501449	OF	Denver	CO	Actual/360	3.851%	96,277.50	0.00	0.00	N/A	09/06/23	--	30,000,000.00	30,000,000.00	10/06/21
1A3	30501451				Actual/360	3.851%	32,092.50	0.00	0.00	N/A	09/06/23	--	10,000,000.00	10,000,000.00	10/06/21
1A6	30501454				Actual/360	3.851%	25,674.00	0.00	0.00	N/A	09/06/23	--	8,000,000.00	8,000,000.00	10/06/21
2A1	30501362	MF	Chicago	IL	Actual/360	5.522%	73,557.70	17,509.51	0.00	N/A	08/06/28	--	15,985,013.68	15,967,504.17	02/06/21
2A2	30501365				Actual/360	5.522%	59,765.63	14,226.48	0.00	N/A	08/06/28	--	12,987,823.61	12,973,597.13	02/06/21
2A3	30501366				Actual/360	5.522%	45,973.57	10,943.44	0.00	N/A	08/06/28	--	9,990,633.55	9,979,690.11	02/06/21
2A4	30501367				Actual/360	5.522%	28,963.35	6,894.37	0.00	N/A	08/06/28	--	6,294,099.13	6,287,204.76	02/06/21
3	30315035	OF	Lower Makefield Towns PA		Actual/360	4.790%	134,718.75	0.00	0.00	N/A	09/06/28	--	33,750,000.00	33,750,000.00	10/06/21
4	30315036	RT	Newark	DE	Actual/360	4.277%	106,937.50	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	10/01/21
5	30501236	MF	Los Angeles	CA	Actual/360	3.673%	85,698.67	0.00	0.00	N/A	07/06/23	--	28,000,000.00	28,000,000.00	10/06/21
7	30501448	MF	Manchester	NH	Actual/360	5.515%	125,011.43	29,686.85	0.00	N/A	09/06/28	--	27,200,000.00	27,170,313.15	10/06/21
8	30501549	RT	Las Vegas	NV	Actual/360	5.004%	86,492.99	30,053.01	0.00	N/A	09/06/28	--	20,740,895.13	20,710,842.12	10/06/21
9	30501551	RT	Kansas City	MO	Actual/360	5.363%	91,353.32	26,087.51	0.00	N/A	09/06/28	--	20,439,651.14	20,413,563.63	10/06/21
10	30315037	Various Various		NJ	Actual/360	5.853%	97,550.00	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	10/06/21
11	30315044	RT	Silver Spring	MD	Actual/360	5.010%	83,411.48	24,075.11	0.00	N/A	08/06/28	--	19,978,796.74	19,954,721.63	10/06/21
12	30501559	RT	Killeen	TX	Actual/360	4.815%	72,225.00	0.00	0.00	N/A	09/06/28	--	18,000,000.00	18,000,000.00	10/06/21
13	30315045	OF	Santa Rosa	CA	Actual/360	4.650%	68,587.50	0.00	0.00	N/A	08/06/28	--	17,700,000.00	17,700,000.00	10/06/21
15	30315046	LO	Fort Wayne	IN	Actual/360	4.740%	62,410.00	19,915.07	0.00	N/A	09/01/28	--	15,800,000.00	15,780,084.93	10/01/21
16	30315047	RT	Marana	AZ	Actual/360	5.452%	68,968.41	20,267.00	0.00	N/A	10/06/28	--	15,180,134.49	15,159,867.49	10/06/21
17A4	30315049	OF	Lawrence	MA	Actual/360	5.176%	42,994.61	11,768.31	0.00	N/A	06/06/28	--	9,967,837.47	9,956,069.16	10/06/21
17A5	30315048				Actual/360	5.176%	24,506.93	6,707.94	0.00	N/A	06/06/28	--	5,681,667.34	5,674,959.40	10/06/21
18	30315050	RT	Roanoke	VA	Actual/360	5.240%	64,915.12	20,580.48	0.00	N/A	10/01/28	--	14,866,057.59	14,845,477.11	10/01/21
19	30501510	IN	Various	Various	Actual/360	4.760%	59,243.64	0.00	0.00	N/A	09/06/28	--	14,936,000.00	14,936,000.00	10/06/21
20	30315051	MU	Cincinnati	OH	Actual/360	5.320%	65,186.44	17,739.11	0.00	N/A	09/06/28	--	14,703,709.32	14,685,970.21	10/06/21
21	30501585	98	Pittsburgh	PA	Actual/360	5.990%	67,423.75	16,423.34	0.00	N/A	10/06/28	--	13,507,262.56	13,490,839.22	10/06/21
22	30315052	RT	Jackson	MS	Actual/360	4.997%	56,156.47	16,289.70	0.00	N/A	08/06/28	--	13,485,643.96	13,469,354.26	10/06/21
23	30314881	LO	Various	Various	Actual/360	5.000%	52,860.43	15,315.92	0.00	N/A	08/01/28	--	12,686,504.21	12,671,188.29	09/01/21
24	30315053	IN	Carlsbad	CA	Actual/360	4.640%	48,140.00	0.00	0.00	N/A	09/06/28	--	12,450,000.00	12,450,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30315054	LO	Deerfield	IL	Actual/360	5.632%	50,575.70	13,947.32	0.00	N/A	10/06/23	--	10,776,073.26	10,762,125.94	10/06/21
26	30501532	RT	Red Bluff	CA	Actual/360	5.265%	46,948.03	12,238.54	0.00	N/A	09/06/28	--	10,700,000.00	10,687,761.46	10/06/21
27	30315055	RT	Rolla	MO	Actual/360	5.040%	44,053.58	12,569.66	0.00	N/A	08/06/28	--	10,488,946.76	10,476,377.10	10/06/21
28	30315056	LO	Danvers	MA	Actual/360	5.632%	44,569.84	12,291.08	0.00	N/A	10/06/23	--	9,496,414.19	9,484,123.11	10/06/21
29	30315057	RT	Chandler	AZ	Actual/360	4.690%	37,520.00	12,211.54	0.00	N/A	09/06/28	--	9,600,000.00	9,587,788.46	10/06/21
30	30315058	LO	Lake City	FL	Actual/360	5.070%	35,310.12	12,036.82	0.00	N/A	08/01/28	--	8,357,424.29	8,345,387.47	10/01/21
31	30315059	MU	Southlake	TX	Actual/360	5.220%	37,845.00	10,035.19	0.00	N/A	09/01/28	--	8,700,000.00	8,689,964.81	10/01/21
32	30315060	OF	San Diego	CA	Actual/360	4.520%	32,581.67	0.00	0.00	N/A	10/01/28	--	8,650,000.00	8,650,000.00	10/01/21
33	30501488	OF	St Louis	MO	Actual/360	5.396%	38,218.83	0.00	0.00	N/A	09/06/28	--	8,500,000.00	8,500,000.00	10/06/21
34	30315061	LO	Gainesville	FL	Actual/360	5.370%	36,427.34	11,143.72	0.00	N/A	08/01/28	--	8,140,187.56	8,129,043.84	10/01/21
35	30501556	RT	Merced	CA	Actual/360	5.447%	34,064.84	8,554.87	0.00	N/A	09/06/28	--	7,503,956.94	7,495,402.07	10/06/21
36	30315062	LO	Santa Fe	NM	Actual/360	5.240%	29,239.53	9,371.38	0.00	N/A	08/06/28	--	6,696,074.92	6,686,703.54	10/06/21
37	30501552	RT	Fort Smith	AK	Actual/360	5.305%	29,753.22	8,143.21	0.00	09/06/28	06/06/32	--	6,730,862.90	6,722,719.69	10/06/21
38	30501560	MF	Scottsdale	AZ	Actual/360	4.779%	25,888.96	0.00	0.00	N/A	09/06/28	--	6,500,000.00	6,500,000.00	10/06/21
39	30501553	MU	Sandy	UT	Actual/360	4.857%	25,430.44	0.00	0.00	N/A	09/06/28	--	6,283,000.00	6,283,000.00	10/06/21
40	30315063	LO	Fort Pierce	FL	Actual/360	5.390%	26,921.21	8,135.46	0.00	N/A	09/06/28	--	5,993,591.36	5,985,455.90	10/06/21
41	30315064	RT	Pensacola	FL	Actual/360	5.040%	24,992.90	8,037.32	0.00	N/A	09/01/28	--	5,950,689.79	5,942,652.47	10/01/21
42	30315065	IN	Lewisburg	PA	Actual/360	5.260%	25,070.86	11,369.29	0.00	N/A	10/01/28	--	5,719,588.01	5,708,218.72	10/01/21
43	30315066	LO	Florence	KY	Actual/360	5.570%	26,295.54	10,800.95	0.00	N/A	10/10/28	--	5,665,107.42	5,654,306.47	10/10/21
44	30315067	LO	Brooksville	FL	Actual/360	6.470%	27,447.74	8,575.62	0.00	N/A	10/01/28	--	5,090,770.54	5,082,194.92	10/01/21
45	30315068	SS	Hackettstown	NJ	Actual/360	5.030%	19,910.42	0.00	0.00	N/A	09/01/28	--	4,750,000.00	4,750,000.00	10/01/21
46	30501356	OF	Las Vegas	NV	Actual/360	4.922%	18,583.76	6,689.31	0.00	N/A	08/06/28	--	4,530,783.37	4,524,094.06	10/06/21
47	30315069	LO	Travelers Rest	SC	Actual/360	5.810%	21,531.84	8,206.81	0.00	N/A	10/01/28	--	4,447,194.97	4,438,988.16	09/01/21
48	30315070	IN	Baytown	TX	Actual/360	5.570%	19,683.71	8,138.66	0.00	N/A	09/06/28	--	4,240,655.26	4,232,516.60	07/06/21
49	30315071	RT	Pompano Beach	FL	Actual/360	5.120%	17,493.33	0.00	0.00	N/A	07/06/28	--	4,100,000.00	4,100,000.00	10/06/21
50	30315072	LO	Vero Beach	FL	Actual/360	5.560%	17,463.59	7,243.44	0.00	N/A	09/06/28	--	3,769,120.60	3,761,877.16	08/06/21
51	30315073	LO	Norcross	GA	Actual/360	5.310%	15,213.43	6,788.51	0.00	N/A	10/01/28	--	3,438,062.62	3,431,274.11	10/01/21
52	30315074	RT	Coppell	TX	Actual/360	5.270%	11,359.53	3,583.43	0.00	N/A	09/06/28	--	2,586,610.59	2,583,027.16	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
53	30501489	SS	Yuma	AZ	Actual/360	5.105%	8,508.67	0.00	0.00	N/A	09/06/28	--	2,000,000.00	2,000,000.00 10/06/21
Totals							2,756,000.32	514,595.28	0.00				661,736,845.27	661,222,249.99
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	26,960,574.92	24,464,226.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	26,960,574.92	24,464,226.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	26,960,574.92	24,464,226.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	2,020,617.37	73,644.00	01/01/21	03/31/21	10/12/21	0.00	0.00	90,865.40	626,079.82	743,126.55	0.00
2A2	2,020,617.37	73,644.00	01/01/21	03/31/21	10/12/21	0.00	0.00	73,828.14	508,689.82	0.00	0.00
2A3	2,020,617.37	73,644.00	01/01/21	03/31/21	10/12/21	0.00	0.00	56,790.88	391,299.90	0.00	0.00
2A4	2,020,617.37	73,644.00	01/01/21	03/31/21	10/12/21	0.00	0.00	35,778.26	246,518.93	0.00	0.00
3	3,880,017.20	4,160,896.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	41,249,183.40	38,338,536.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,817,597.55	10,363,488.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,960,417.38	5,150,950.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,461,393.32	10,058,028.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,262,599.66	6,358,502.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,942,344.89	8,686,875.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,074,303.03	6,849,579.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,530,893.19	5,084,388.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,064,310.93	1,995,323.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	422,725.12	220,624.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,373,802.43	1,530,747.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	6,847,132.00	7,056,493.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17A5	6,847,132.00	7,056,493.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,348,796.92	1,457,439.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,889,678.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,620,112.58	1,585,092.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,193,733.24	1,306,039.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,880,162.90	1,582,907.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,037.12	0.00
23	373,095.10	1,565,032.93	01/01/21	06/30/21	--	0.00	0.00	68,149.92	68,149.92	0.00	0.00
24	1,558,558.84	1,488,093.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	(58,554.84)	178,671.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,681,991.48	1,111,772.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,011,076.84	1,072,317.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	495,504.75	717,788.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	680,404.41	948,207.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,068,870.31	1,683,123.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	816,161.75	874,845.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,335,391.84	1,363,507.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,095,518.96	1,124,893.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	158,424.05	491,182.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	772,789.78	215,890.12	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	343,911.34	715,581.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	577,699.34	599,608.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	841,963.24	832,994.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	699,137.72	766,178.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	475,658.76	824,539.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,279,635.42	1,491,388.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	638,792.29	704,999.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	26,879.75	0.00
43	227,315.68	993,378.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	704,333.58	1,097,071.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	639,298.16	588,867.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,560,094.36	1,808,334.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	345,546.40	0.00	--	--	--	0.00	0.00	233,811.98	233,811.98	0.00	0.00
48	561,381.03	0.00	--	--	--	0.00	0.00	27,561.22	82,802.15	0.00	0.00
49	3,010,877.76	3,010,877.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	953,244.64	(515,944.40)	01/01/21	08/31/21	--	0.00	0.00	24,659.44	49,398.08	0.00	0.00
51	221,463.73	688,319.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	328,629.68	331,097.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	245,312.32	312,089.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	233,274,059.30	219,614,374.08				0.00	0.00	611,445.23	2,206,750.60	772,043.42	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	3,761,877.16	1	4,232,516.60	4	45,207,996.17	1	3,761,877.16	0	0.00	0	0.00	0	0.00	0	0.00	4.997513%	4.978736%	74
09/17/21	0	0.00	1	4,240,655.26	4	45,257,569.97	1	3,769,120.60	0	0.00	1	15,180,134.49	0	0.00	0	0.00	4.997758%	4.978979%	75
08/17/21	1	4,248,102.08	0	0.00	4	45,300,000.00	1	3,775,750.18	0	0.00	0	0.00	0	0.00	0	0.00	4.997956%	4.979177%	76
07/16/21	1	4,255,513.35	0	0.00	4	45,300,000.00	1	3,782,348.17	0	0.00	1	12,700,000.00	0	0.00	0	0.00	4.998120%	4.979339%	77
06/17/21	2	24,263,545.76	0	0.00	5	58,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998302%	4.979520%	78
05/17/21	1	4,270,883.31	0	0.00	5	58,000,000.00	0	0.00	0	0.00	3	24,844,293.74	0	0.00	0	0.00	4.998459%	4.979675%	79
04/16/21	0	0.00	0	0.00	6	62,485,515.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998635%	4.979850%	80
03/17/21	1	4,286,109.23	0	0.00	7	70,693,996.13	0	0.00	0	0.00	1	8,201,219.19	0	0.00	0	0.00	4.998791%	4.980003%	81
02/18/21	0	0.00	3	28,661,150.37	6	62,502,170.78	2	0.00	0	0.00	0	0.00	0	0.00	2	28,000,000.00	4.998997%	4.980208%	82
01/15/21	4	28,595,471.48	1	12,700,000.00	6	58,033,371.82	2	28,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.993597%	4.974953%	83
12/17/20	5	48,840,206.11	1	8,233,520.80	5	49,816,491.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.993740%	4.975095%	84
11/18/20	1	8,244,199.07	3	32,524,324.68	5	58,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.993902%	4.975255%	85
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30501362	02/06/21	7	6	90,865.40	626,079.82	775,546.35	16,000,000.00	07/07/20	1
2A2	30501365	02/06/21	7	6	73,828.14	508,689.82	0.00	13,000,000.00	07/07/20	1
2A3	30501366	02/06/21	7	6	56,790.88	391,299.90	0.00	10,000,000.00	07/07/20	1
2A4	30501367	02/06/21	7	6	35,778.26	246,518.93	0.00	6,300,000.00	07/07/20	1
48	30315070	07/06/21	2	2	27,561.22	82,802.15	0.00	4,255,513.35
50	30315072	08/06/21	1	1	24,659.44	49,398.08	10,261.79	3,775,750.18	05/06/21	13		06/03/21
Totals					309,483.33	1,904,788.70	785,808.14	53,331,263.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		96,246,249	96,246,249	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		564,976,001	511,773,611	49,440,513		3,761,877

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	661,222,250	608,019,860	3,761,877	4,232,517	45,207,996	0
Sep-21	661,736,845	612,238,620	0	4,240,655	45,257,570	0
Aug-21	662,117,233	612,569,131	4,248,102	0	45,300,000	0
Jul-21	662,393,800	612,838,286	4,255,513	0	45,300,000	0
Jun-21	662,702,607	580,439,061	24,263,546	0	58,000,000	0
May-21	662,960,539	600,689,655	4,270,883	0	58,000,000	0
Apr-21	663,248,629	600,763,113	0	0	62,485,516	0
Mar-21	663,504,032	588,523,927	4,286,109	0	70,693,996	0
Feb-21	663,841,996	572,678,674	0	28,661,150	62,502,171	0
Jan-21	692,087,481	564,758,638	28,595,471	12,700,000	58,033,372	28,000,000
Dec-20	692,331,831	585,441,612	48,840,206	8,233,521	49,816,491	0
Nov-20	692,605,467	593,836,943	8,244,199	32,524,325	58,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30501362	15,967,504.17	16,000,000.00	72,600,000.00	11/15/20	28,244.00	0.04000	03/31/21	08/06/28	323
2A2	30501365	12,973,597.13	13,000,000.00	72,600,000.00	11/15/20	28,244.00	0.04000	03/31/21	08/06/28	323
2A3	30501366	9,979,690.11	10,000,000.00	72,600,000.00	11/15/20	28,244.00	0.04000	03/31/21	08/06/28	323
2A4	30501367	6,287,204.76	6,300,000.00	72,600,000.00	11/15/20	28,244.00	0.04000	03/31/21	08/06/28	323
47	30315069	4,438,988.16	4,501,092.87	4,300,000.00	08/24/20	303,249.12	0.85000	12/31/20	10/01/28	263
50	30315072	3,761,877.16	3,775,750.18		07/30/18	(583,231.76)	(0.49000)	08/31/21	09/06/28	262
Totals		53,408,861.49	53,576,843.05	294,700,000.00		(167,006.64)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A1	30501362	MF	IL	07/07/20	1

10/7/21 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Sponsor is looking for a deferral paymen t forbearance agreement. Borrower and special servicer are currently in negotiations on a possible forbearance. Special Servicer has also engaged counsel to pursue foreclosure as well. Cook County currently has a moratorium on all foreclosures. A rece iver was appointed at the property on 4/5/2021.

2A2	30501365	Various	Various	07/07/20	1

10/5/21 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Sponsor is looking for a

	deferral paymen t modification.		Borrower and special servicer are currently in negotiations on a possible modification.			Special Servicer has also engaged counsel to pursue foreclosure as well.		Cook County currently has a moratorium on all
foreclosures, but a Receiver was placed at the Property on 4/5/2021.

2A3	30501366	Various	Various	07/07/20	1

10/5/21 - The loan was transferred into Special Servicing on 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Sponsor is looking for a

	deferral payme nt modification.		Borrower and special servicer are currently in negotiations on a possible modification.			Special Servicer has also engaged counsel to pursue foreclosure as well.		Cook County currently has a moratorium on all
	foreclosures.	A receiver wa s placed at the Property on 4/5/2021.

2A4	30501367	Various	Various	07/07/20	1

10/5/21 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Sponsor is looking for a

	deferral paymen t modification.		Borrower and special servicer are currently in negotiations on a possible modification.			Special Servicer has also engaged counsel to pursue foreclosure as well.		Cook County currently has a moratorium on all
	foreclosures.	A Receiver was placed at the property on 4/5/21.

47	30315069	LO	SC	04/05/20	98

10/12/2021 Loan transferred to Special Servicing on 4/5/2020 due to imminent default. Loan is secured by a 60-room limited service hotel located in Travelers Rest, SC. Borrower and Lender have entered into a forbearance on the loan whereby nine months of P&I payments were deferred. Repayment of those deferred amounts has begun and will continue until all amounts under the agreement are repaid. Loan will continue to be monitored before it is returned to Master Servicing.

50	30315072	LO	FL	05/06/21	13

10/08/21: Loan was transfer to special servicing on 5/11/21 due to a payment default. Receiver was appointed on 06/03/2021 with a simultaneous foreclosure filing. Loan is being kept current and Lender is seeking valuations for a potential

Receiver Sale. As of 7/29/21 occupancy had reached 69.70%. Receiver sees a decrease in Fall as families with children return to school and summer travel season is over. Midland is evaluating timing to launch a potential consensual receivership sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer 13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30315044	20,000,000.00	5.01000%	20,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
15	30315046	15,800,000.00	4.74000%	15,800,000.00	4.74000%	8	06/29/20	06/01/20	08/10/20
16	30315047	0.00	5.45200%	0.00	5.45200%	8	08/19/21	08/19/21	08/27/21
23	30314881	12,700,000.00	5.00000%	12,700,000.00	5.00000%	8	06/25/21	06/25/21	07/07/21
25	30315054	10,990,399.52	5.63200%	10,990,399.52	5.63200%	10	05/06/20	05/06/20	05/06/20
25	30315054	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
28	30315056	9,685,289.40	5.63200%	9,685,289.40	5.63200%	10	05/06/20	05/06/20	05/06/20
28	30315056	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
34	30315061	8,244,199.07	5.37000%	8,244,199.07	5.37000%	10	12/01/20	12/01/20	02/18/21
43	30315066	5,834,448.00	5.57000%	5,834,448.00	5.57000%	10	05/04/20	05/08/20	05/08/20
47	30315069	4,546,148.12	5.81000%	4,546,148.12	5.81000%	10	04/13/21	09/01/20	04/29/21
51	30315073	3,545,038.12	5.31000%	3,545,038.12	5.31000%	8	05/22/20	05/01/20	05/29/20
Totals		91,345,522.23		91,345,522.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A4	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	823.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	1,033.22	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,000.00	0.00	823.25	0.00	0.00	0.00	1,033.22	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,856.47

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29